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                       IXIS ADVISORS CASH MANAGEMENT TRUST

                                                               September 2, 2005

Via EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:     IXIS Advisors Cash Management Trust
        (File Nos.: 002-68348 and 811-02819)

Dear Sir or Madam:

        Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the prospectus and statement of additional information do not differ from that contained in the Post-Effective Amendment No. 43 that was filed electronically on August 31, 2005.

        If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2822.

                                            Very truly yours,

                                            /s/ RUSSELL KANE
                                            ------------------------------------
                                            Russell Kane
                                            Assistant Secretary